Affiliated companies and other equity-method investees - Summary of equity in earnings of equity-method investees and dividends from equity-method investees (Detail) - Equity Method Investee [Member] - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity in earnings of equity-method investees	[1]	¥ 45,687	¥ 47,480	¥ 32,083
Dividends from equity-method investees		¥ 14,617	¥ 13,354	¥ 11,848

[1]	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.